Organization and Nature of Operations (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 01, 2015	Nov. 30, 2015	May. 12, 2010	May. 12, 2000	Nov. 30, 2015	May. 31, 2014	Dec. 31, 2015 USD ($) entity	Dec. 31, 2015 CNY (¥) company entity	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets								¥ 6,404,523,000	¥ 3,449,055,000
Total liabilities								6,174,820,000	3,304,133,000
Net revenues							$ 3,520,160	22,802,895,000	11,712,834,000	¥ 9,196,175,000
Net (loss)/income							$ 1,055,435	6,836,900,000	4,795,705,000	4,445,218,000
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves								0
Registered capital of VIEs								454,200,000	199,100,000
Non-distributable statutory reserves of the consolidated VIEs								¥ 15,800,000	13,200,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity							0	0
Consolidated VIEs
Principle subsidiaries and variable interest entities
Net revenues								¥ 19,819,474,000	11,293,218,000	9,263,978,000
Net (loss)/income								343,942,000	139,560,000	(29,335,000)
Net cash provided by operating activities								931,049,000	368,209,000	143,403,000
Net cash used in investing activities								(327,330,000)	(148,982,000)	(220,809,000)
Net cash (used in)/provided by financing activities								¥ (89,996,000)	¥ 2,508,000	¥ (9,697,000)
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee											2
HZ Leihuo | Operating Agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years
StormNet IT SH and StormNet IT HK Joint Venture
Principle subsidiaries and variable interest entities
Number of companies in joint venture | company								2
Guangzhou NetEase | Shareholder Voting Rights Trust Agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of Agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years
Guangzhou NetEase | Bo Ding
Principle subsidiaries and variable interest entities
Ownership percentage, owned by noncontrolling owners						10.00%
Guangzhou NetEase | William Lei Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred						9.00%
Ownership percentage, owned by parent, after transaction						99.00%
Guangzhou NetEase | One Chinese employee
Principle subsidiaries and variable interest entities
Percentage of ownership transferred						1.00%
Ownership percentage, owned by noncontrolling shareholders, after transaction						1.00%
NetEase Advertising | Operating Agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
NetEase Advertising | Bo Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred						20.00%
NetEase Advertising | Guangzhou NetEase
Principle subsidiaries and variable interest entities
Ownership percentage, owned by parent		80.00%			80.00%
NetEase Advertising | William Lei Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					79.00%
Ownership percentage, owned by parent, after transaction					99.00%
NetEase Advertising | One Chinese employee
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					1.00%
Ownership percentage, owned by noncontrolling shareholders, after transaction					1.00%